Restructuring Activities	6 Months Ended
Jun. 30, 2026
Restructuring and Related Activities [Abstract]
Restructuring Activities

16. Restructuring activities

A summary and description of the amounts included within "Restructuring and other costs" for each of the periods presented is included below. We do not include Restructuring and other costs within Segment Adjusted EBITDA (as defined in Note 15).

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Transaction related costs (1)	$—	$104	$27	$463
Restructuring (2)	4,262	1,080	7,075	4,590
Other (3)	20,227	4,713	26,228	8,629
Restructuring and other costs	$24,489	$5,897	$33,330	$13,682

(1)
For the six months ended June 30, 2026, transaction costs relate to acquisition related costs while the prior year expenses are associated with the disposal of the direct marketing payment processing business line mainly related to legal fees.
(2)
Restructuring mainly relates to costs incurred on transformation projects which began in the quarter ended March 31, 2025 to improve finance and risk processes and to improve merchant platforms. In addition, restructuring includes severance expense related to relocation initiatives. These activities are expected to be substantially complete by 2027.
(3)
Other costs mainly relate to the securities litigation against the Company and indemnities provided by the Company in the related class action lawsuit (See Note 13).

2025 Workforce Reduction

In the first quarter of 2025, the Company initiated, and substantially completed, a workforce reduction in connection with cost reduction initiatives and to improve organizational efficiency. In connection with this initiative, during the three months ended March 31, 2025, the Company incurred severance expense associated with one-time termination benefits and ongoing post employment benefit arrangements of $5,570 which was recorded in "Selling, general and administrative" within the unaudited consolidated condensed statement of comprehensive loss. The associated severance expense recorded in the Digital Wallets and Merchant Solutions segments was $2,185 and $2,239, respectively, and the remainder of $1,146 includes unallocated corporate cost. All severance payments related to this initiative were made in the prior year.